CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING REVENUES
Sales Revenue Net	$ 6,875	$ 6,645	$ 7,101
Type of Revenue [Extensible List]			gigm:DigitalEntertainmentServiceRevenuesMember
COSTS OF REVENUES
Cost of goods and services sold	(2,956)	(3,064)	$ (3,585)
Type of Cost, Good or Service [Extensible List]			gigm:DigitalEntertainmentServiceRevenuesMember
GROSS PROFIT	3,919	3,581	$ 3,516
OPERATING EXPENSES
Product development and engineering expenses	(1,327)	(1,186)	(1,091)
Selling and marketing expenses	(1,618)	(1,995)	(3,297)
General and administrative expenses	(3,121)	(3,182)	(3,684)
Impairment loss on property, plant and equipment (Note 4)		(109)
Impairment loss on intangible assets (Note 4)		(15)
Impairment loss on prepaid licensing and royalty fees (Notes 3 and 4)	0	(85)	(244)
Bad debt expense (Note 6)	(5)	(24)	(23)
Operating Expenses	(6,071)	(6,596)	(8,339)
LOSS FROM OPERATIONS	(2,152)	(3,015)	(4,823)
NON-OPERATING INCOME (EXPENSES)
Interest income	613	1,483	1,302
Foreign exchange gain (loss), net	199	(68)	267
Other	47	(59)	61
Nonoperating Income (Expense), Total	859	1,356	1,630
LOSS BEFORE INCOME TAXES	(1,293)	(1,659)	(3,193)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	$ (1,293)	$ (1,659)	$ (3,193)
LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA
Basic and Diluted:	$ (0.12)	$ (0.15)	$ (0.29)
WEIGHTED AVERAGE SHARES USED TO COMPUTE LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	11,052	11,052	11,052
Diluted	11,052	11,052	11,052